Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Dec. 31, 2011
Equity [Abstract]
Foreign currency translation adjustment	$ (1,072)	$ (1,239)
Pension and post-retirement adjustment (net of tax of $103 and $160)	2,757	(3,034)
Natural gas hedge losses (net of tax of ($25) and $735)	42	(1,225)
Accumulated other comprehensive loss	1,727	(5,498)	2,022	(5,176)
Pension and post-retirement adjustment, tax	103	160
Natural gas hedge losses, tax	$ (25)	$ 735